Property and Equipment	3 Months Ended	12 Months Ended
	Apr. 30, 2025	Jan. 31, 2025
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT
3.	PROPERTY AND EQUIPMENT

	April 30,	January 31,
	2025	2025
Lab equipment	$144,585	$144,585
Machinery and equipment	1,389,756	1,384,432
Furniture and fixtures	19,643	19,643
	1,553,984	1,548,660
Less: Accumulated depreciation	(895,911)	(853,597)
Net Property and Equipment	$658,073	$695,063

Depreciation expenses amounted to $42,314 and $40,814 for the three months ending April 30, 2025, and 2024, respectively. During the three months ending April 30, 2025, and 2024, depreciation expenses of $33,851 and $30,242, respectively, have been allocated to the cost of goods sold.

3.	PROPERTY AND EQUIPMENT

	January 31,
	2025	2024
Lab equipment	$144,585	$144,585
Machinery and equipment	1,384,432	1,292,389
Furniture and fixtures	19,643	19,643
	1,548,660	1,456,617
Less: Accumulated depreciation
	(853,597)	(681,693)
Net Property and Equipment	$695,063	$774,924

Depreciation expenses amounted to $171,903 and $174,572 for the years ending January 31, 2025, and 2024, respectively. During the years ending January 31, 2025, and 2024, depreciation expenses of $127,888 and $131,360, respectively, have been allocated to the cost of goods sold.